EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 122,433	$ 105,430
Total assets	129,970	112,516
Non-current liabilities	49,656	46,598
Total liabilities	82,633	70,779
Partnership’s share of net assets	19,875	19,943	$ 20,807
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Non-current assets	74,132	76,352
Current assets	3,893	3,822
Total assets	78,025	80,174
Non-current liabilities	28,289	30,777
Current liabilities	8,498	6,888
Total liabilities	36,787	37,665
Net assets	$ 41,238	$ 42,509